Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

The following table details our property and equipment.

	December 31, 2013	December 31, 2012
Land and improvements	$135.8	$139.4
Buildings	729.6	704.8
Machinery and equipment	2,488.4	2,531.3
Other property and equipment	164.8	145.9
Construction-in-progress	107.1	85.7

Property and equipment, gross	3,625.7	3,607.1
Accumulated depreciation and amortization	(2,491.2)	(2,412.9)

Property and equipment, net	$1,134.5	$1,194.2

Interest Cost Capitalized and Depreciation and Amortization Expense for Property and Equipment

The following table details our interest cost capitalized and depreciation and amortization expense for property and equipment for the three years ended December 31, 2013.

	December 31,
	2013	2012	2011
Interest cost capitalized	$4.9	$5.5	$4.2

Depreciation and amortization expense for property and equipment	$160.2	$167.5	$144.3